John H. Lively
The Law Offices of John H. Lively & Associates, Inc .
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211
Phone: 913.660.0778 Fax: 913.660.9157
john.lively@1940actlawgroup.com

June 19, 2013 Securities and Exchange Commission Filing Desk 100 F Street, N.E. Washington, D.C. 2054

RE: The Registration Statement filed on Form N-1A under the Investment Company Act of 1940, as amended (the “1940 Act”) and Securities Act of 1933, as amended (the “Securities Act”) of PFS Funds (the “Trust”)(File Nos. 333-94671 and 811-09781)

Ladies and Gentlemen:

     Enclosed herewith for filing on behalf of the Trust, please find Post-effective Amendment No. 59 to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 59 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) (collectively, the “Amendment”) pertaining to the Outfitter Fund (the “Fund”).

     The Amendment is being filed pursuant to Rule 485(a) for the purposes of making a revision to the ownership structure of the Fund’s investment adviser in connection with a proxy statement seeking shareholder vote on a management agreement that was filed on June 17, 2013 (Accession No. 0001413042-13-000193).

     If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

Sincerely, /s/ John H. Lively John H. Lively